Earnings/(losses) per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	$ (100,661)	$ 47,683	$ 15,506
Less: Dividends on Preference Shares	(10,063)	(10,063)	(10,064)
Profit/(loss) for the year available to owners of the Group	$ (110,724)	$ 37,620	$ 5,442
Weighted average number of shares outstanding, basic	80,849,818	80,792,837	80,622,788
Basic earnings/(loss) per share	$ (1.37)	$ 0.47	$ 0.07
Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	$ (110,724)	$ 37,620	$ 5,442
Weighted average number of shares outstanding, basic	80,849,818	80,792,837	80,622,788
Dilutive potential ordinary shares		844,185	643,342
Weighted average number of shares used in the calculation of diluted EPS	80,849,818	81,637,022	81,266,130
Diluted earnings/(loss) per share	$ (1.37)	$ 0.46	$ 0.07
SARs
Diluted earnings/(loss) per share
Anti-dilutive potential ordinary shares	2,630,173	555,453	998,502
RSUs
Diluted earnings/(loss) per share
Anti-dilutive potential ordinary shares	367,162	0	0